JPMorgan U.S. Small Company Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.6%
Aerospace & Defense — 0.4%
V2X, Inc. *	57	2,936
Air Freight & Logistics — 0.6%
Forward Air Corp.	8	540
Hub Group, Inc., Class A *	50	3,943
Radiant Logistics, Inc. *	124	698
		5,181
Automobile Components — 1.1%
Adient plc *	87	3,178
American Axle & Manufacturing Holdings, Inc. *	380	2,758
Lear Corp.	6	865
Visteon Corp. *	11	1,535
XPEL, Inc. * (a)	16	1,235
		9,571
Banks — 8.1%
Ameris Bancorp	56	2,146
Axos Financial, Inc. *	32	1,211
Banc of California, Inc.	48	597
Bancorp, Inc. (The) *	30	1,039
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	93	2,526
Banner Corp.	34	1,434
Business First Bancshares, Inc.	11	207
Byline Bancorp, Inc.	68	1,348
Capital City Bank Group, Inc.	33	982
Central Pacific Financial Corp.	19	313
Coastal Financial Corp. *	12	525
Columbia Banking System, Inc.	24	488
ConnectOne Bancorp, Inc.	202	3,604
Customers Bancorp, Inc. *	136	4,700
CVB Financial Corp.	106	1,752
Dime Community Bancshares, Inc.	13	265
Eastern Bankshares, Inc.	137	1,720
Enterprise Financial Services Corp.	48	1,815
Financial Institutions, Inc.	5	83
First BanCorp (Puerto Rico)	371	4,989
First Bancshares, Inc. (The)	11	308
First Citizens BancShares, Inc., Class A	2	2,254
First Commonwealth Financial Corp.	35	432
First Financial Corp.	12	415
First Merchants Corp.	50	1,404
First Mid Bancshares, Inc.	16	422
FNB Corp.	26	284
Heritage Commerce Corp.	72	606
HomeTrust Bancshares, Inc.	16	346
Mercantile Bank Corp.	5	143
Mid Penn Bancorp, Inc.	5	95
MidWestOne Financial Group, Inc.	7	151

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
MVB Financial Corp.	2	48
OceanFirst Financial Corp.	257	3,718
OFG Bancorp (Puerto Rico)	111	3,315
Old National Bancorp	151	2,189
Old Second Bancorp, Inc.	89	1,207
Pathward Financial, Inc.	54	2,511
Peapack-Gladstone Financial Corp.	20	518
Peoples Bancorp, Inc.	8	191
Pinnacle Financial Partners, Inc.	16	1,088
Popular, Inc. (Puerto Rico)	66	4,139
Premier Financial Corp.	11	181
QCR Holdings, Inc.	31	1,494
South Plains Financial, Inc.	3	69
Southside Bancshares, Inc.	11	322
SouthState Corp.	28	1,858
Towne Bank	7	157
TriCo Bancshares	34	1,084
Univest Financial Corp.	8	147
Veritex Holdings, Inc.	58	1,047
Washington Federal, Inc.	47	1,191
Wintrust Financial Corp.	43	3,219
		68,297
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	2	1,297
Primo Water Corp.	155	2,137
		3,434
Biotechnology — 7.4%
2seventy bio, Inc. * (b)	109	427
ACADIA Pharmaceuticals, Inc. *	109	2,266
ACELYRIN, Inc. * (b)	190	1,936
Alector, Inc. *	147	950
Alkermes plc *	45	1,259
Allogene Therapeutics, Inc. * (b)	184	582
Amicus Therapeutics, Inc. *	333	4,053
Arrowhead Pharmaceuticals, Inc. *	35	942
Atara Biotherapeutics, Inc. *	522	773
Beam Therapeutics, Inc. * (b)	21	502
Biohaven Ltd. * (b)	5	130
Bluebird Bio, Inc. * (b)	11	34
Blueprint Medicines Corp. *	19	937
Bridgebio Pharma, Inc. *	20	516
Catalyst Pharmaceuticals, Inc. *	84	983
Dyne Therapeutics, Inc. *	114	1,023
Enanta Pharmaceuticals, Inc. *	39	438
Fate Therapeutics, Inc. *	321	680
Immunovant, Inc. *	131	5,036

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Inhibrx, Inc. * (b)	117	2,140
Insmed, Inc. *	42	1,069
Intellia Therapeutics, Inc. *	35	1,123
Kura Oncology, Inc. *	146	1,328
Kymera Therapeutics, Inc. *	55	766
Madrigal Pharmaceuticals, Inc. *	13	1,943
MeiraGTx Holdings plc *	132	650
Natera, Inc. *	19	863
OmniAb Operations, Inc. ‡ *	7	—
Ovid therapeutics, Inc. * (b)	604	2,318
PMV Pharmaceuticals, Inc. *	110	676
Point Biopharma Global, Inc. *	211	1,405
Protagonist Therapeutics, Inc. *	58	963
Prothena Corp. plc (Ireland) *	40	1,945
PTC Therapeutics, Inc. *	34	764
Recursion Pharmaceuticals, Inc., Class A * (b)	101	775
Relay Therapeutics, Inc. *	129	1,082
Replimune Group, Inc. *	90	1,533
REVOLUTION Medicines, Inc. *	122	3,379
Sage Therapeutics, Inc. *	43	890
Sana Biotechnology, Inc. * (b)	1	4
SpringWorks Therapeutics, Inc. *	81	1,883
Sutro Biopharma, Inc. *	10	34
Syndax Pharmaceuticals, Inc. *	105	1,525
Travere Therapeutics, Inc. *	127	1,134
Twist Bioscience Corp. *	40	811
Tyra Biosciences, Inc. * (b)	150	2,063
Vericel Corp. *	29	976
Viking Therapeutics, Inc. * (b)	168	1,858
Xencor, Inc. *	159	3,199
Y-mAbs Therapeutics, Inc. *	3	15
		62,581
Building Products — 1.0%
Apogee Enterprises, Inc.	17	780
Gibraltar Industries, Inc. *	17	1,131
JELD-WEN Holding, Inc. *	31	417
Resideo Technologies, Inc. *	40	640
UFP Industries, Inc.	56	5,726
		8,694
Capital Markets — 2.2%
AssetMark Financial Holdings, Inc. *	37	921
Avantax, Inc. *	45	1,159
Donnelley Financial Solutions, Inc. *	88	4,950
Federated Hermes, Inc.	39	1,323
Open Lending Corp. *	35	255
Piper Sandler Cos.	12	1,737

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
PJT Partners, Inc., Class A	20	1,560
Stifel Financial Corp.	6	354
StoneX Group, Inc. *	13	1,301
Victory Capital Holdings, Inc., Class A	113	3,764
Virtus Investment Partners, Inc.	6	1,286
		18,610
Chemicals — 1.7%
AdvanSix, Inc.	26	804
Avient Corp.	40	1,420
Cabot Corp.	38	2,657
Ecovyst, Inc. *	23	228
HB Fuller Co.	27	1,827
Ingevity Corp. *	26	1,241
Livent Corp. * (b)	25	468
Minerals Technologies, Inc.	10	528
Orion SA (Germany)	193	4,104
Tronox Holdings plc	89	1,193
		14,470
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	140	5,610
Brink's Co. (The)	27	1,934
Heritage-Crystal Clean, Inc. *	46	2,105
MillerKnoll, Inc.	168	4,101
Tetra Tech, Inc.	27	4,047
		17,797
Communications Equipment — 0.6%
Aviat Networks, Inc. *	35	1,086
Calix, Inc. *	62	2,846
Extreme Networks, Inc. *	39	954
		4,886
Construction & Engineering — 3.4%
API Group Corp. *	169	4,378
Argan, Inc.	53	2,396
Comfort Systems USA, Inc.	39	6,635
IES Holdings, Inc. *	14	927
MasTec, Inc. *	36	2,614
MYR Group, Inc. *	47	6,277
Primoris Services Corp.	58	1,905
Sterling Infrastructure, Inc. *	53	3,900
		29,032
Construction Materials — 0.0% ^
Summit Materials, Inc., Class A *	11	352
Consumer Finance — 1.1%
Enova International, Inc. *	87	4,431

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Finance — continued
FirstCash Holdings, Inc.	25	2,530
PROG Holdings, Inc. *	64	2,108
		9,069
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc. (The)	34	1,753
BJ's Wholesale Club Holdings, Inc. *	65	4,662
SpartanNash Co.	44	969
United Natural Foods, Inc. *	150	2,116
		9,500
Containers & Packaging — 0.2%
Greif, Inc., Class A	11	696
O-I Glass, Inc. *	77	1,291
		1,987
Diversified Consumer Services — 0.2%
Duolingo, Inc. *	11	1,819
Diversified REITs — 0.3%
Armada Hoffler Properties, Inc.	19	192
Broadstone Net Lease, Inc.	60	857
Essential Properties Realty Trust, Inc.	52	1,133
		2,182
Diversified Telecommunication Services — 0.6%
EchoStar Corp., Class A *	52	867
Iridium Communications, Inc.	17	770
Liberty Latin America Ltd., Class C (Puerto Rico) *	252	2,058
Ooma, Inc. *	113	1,473
		5,168
Electric Utilities — 0.8%
IDACORP, Inc.	19	1,773
MGE Energy, Inc.	34	2,330
Portland General Electric Co.	67	2,718
		6,821
Electrical Equipment — 1.7%
Allient, Inc.	39	1,210
Atkore, Inc. *	48	7,188
Bloom Energy Corp., Class A * (b)	37	491
Encore Wire Corp.	24	4,381
NEXTracker, Inc., Class A *	27	1,077
		14,347
Electronic Equipment, Instruments & Components — 1.7%
Belden, Inc.	27	2,560
Benchmark Electronics, Inc.	60	1,452
Fabrinet (Thailand) *	29	4,831
Insight Enterprises, Inc. *	2	248

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
OSI Systems, Inc. *	39	4,637
ScanSource, Inc. *	27	824
		14,552
Energy Equipment & Services — 2.5%
ChampionX Corp.	96	3,405
Helmerich & Payne, Inc.	9	387
Liberty Energy, Inc.	201	3,723
Noble Corp. plc	65	3,288
Oceaneering International, Inc. *	73	1,873
Oil States International, Inc. *	105	881
Patterson-UTI Energy, Inc.	259	3,585
Select Water Solutions, Inc.	83	660
Valaris Ltd. *	12	876
Weatherford International plc *	30	2,760
		21,438
Entertainment — 0.1%
Lions Gate Entertainment Corp., Class A * (b)	114	970
Financial Services — 3.6%
Essent Group Ltd.	78	3,699
EVERTEC, Inc. (Puerto Rico)	79	2,932
Flywire Corp. *	100	3,201
International Money Express, Inc. *	137	2,314
Jackson Financial, Inc., Class A	73	2,799
Merchants Bancorp	71	1,976
Mr. Cooper Group, Inc. *	95	5,069
NMI Holdings, Inc., Class A *	60	1,621
PennyMac Financial Services, Inc.	15	985
Radian Group, Inc.	117	2,936
Remitly Global, Inc. *	33	821
Repay Holdings Corp. *	239	1,816
		30,169
Food Products — 0.9%
Darling Ingredients, Inc. *	25	1,286
Hostess Brands, Inc. *	119	3,982
John B Sanfilippo & Son, Inc.	20	2,025
Vital Farms, Inc. *	42	484
		7,777
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	15	1,502
New Jersey Resources Corp.	34	1,368
Northwest Natural Holding Co.	26	981
ONE Gas, Inc.	27	1,854
		5,705

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 0.6%
ArcBest Corp.	46	4,712
Health Care Equipment & Supplies — 3.0%
Alphatec Holdings, Inc. *	91	1,183
AngioDynamics, Inc. *	136	997
AtriCure, Inc. *	89	3,915
Axonics, Inc. *	16	889
Inari Medical, Inc. *	25	1,638
Inmode Ltd. * (b)	47	1,439
Inspire Medical Systems, Inc. *	11	2,114
Lantheus Holdings, Inc. *	68	4,751
Merit Medical Systems, Inc. *	39	2,684
Omnicell, Inc. *	22	965
Outset Medical, Inc. * (b)	90	983
Shockwave Medical, Inc. *	10	1,893
SI-BONE, Inc. *	58	1,229
Treace Medical Concepts, Inc. *	46	606
		25,286
Health Care Providers & Services — 2.5%
AMN Healthcare Services, Inc. *	13	1,157
Cross Country Healthcare, Inc. *	53	1,312
Fulgent Genetics, Inc. *	29	772
HealthEquity, Inc. *	63	4,607
National HealthCare Corp.	39	2,497
OPKO Health, Inc. * (b)	439	703
Option Care Health, Inc. *	114	3,697
Progyny, Inc. *	130	4,412
Surgery Partners, Inc. *	22	635
Tenet Healthcare Corp. *	20	1,303
		21,095
Health Care REITs — 0.6%
CareTrust REIT, Inc.	35	727
Community Healthcare Trust, Inc.	19	560
Global Medical REIT, Inc.	18	163
Physicians Realty Trust	176	2,140
Sabra Health Care REIT, Inc.	83	1,151
		4,741
Health Care Technology — 0.6%
Health Catalyst, Inc. *	330	3,339
OptimizeRx Corp. *	44	342
Veradigm, Inc. *	121	1,594
		5,275
Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc. (b)	201	3,082
DiamondRock Hospitality Co.	76	611

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotel & Resort REITs — continued
RLJ Lodging Trust	182	1,785
Ryman Hospitality Properties, Inc.	40	3,349
		8,827
Hotels, Restaurants & Leisure — 2.8%
Bloomin' Brands, Inc.	95	2,335
Bluegreen Vacations Holding Corp. (b)	88	3,238
Boyd Gaming Corp.	45	2,712
Cava Group, Inc. * (b)	78	2,388
Dine Brands Global, Inc.	15	751
Everi Holdings, Inc. *	114	1,514
Hilton Grand Vacations, Inc. *	49	1,977
Kura Sushi USA, Inc., Class A * (b)	10	671
Marriott Vacations Worldwide Corp.	21	2,091
SeaWorld Entertainment, Inc. *	97	4,489
Wingstop, Inc.	10	1,739
		23,905
Household Durables — 2.5%
Landsea Homes Corp. *	163	1,467
LGI Homes, Inc. *	13	1,280
Meritage Homes Corp.	27	3,333
Skyline Champion Corp. *	14	900
Sonos, Inc. *	426	5,493
Taylor Morrison Home Corp. *	150	6,378
Tri Pointe Homes, Inc. *	79	2,167
		21,018
Household Products — 0.5%
Central Garden & Pet Co., Class A *	100	3,999
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc.	21	424
Clearway Energy, Inc., Class C	80	1,696
Sunnova Energy International, Inc. * (b)	39	403
		2,523
Industrial REITs — 0.8%
First Industrial Realty Trust, Inc.	15	694
Innovative Industrial Properties, Inc. (b)	9	653
LXP Industrial Trust	93	831
Plymouth Industrial REIT, Inc.	77	1,618
STAG Industrial, Inc.	58	2,021
Terreno Realty Corp.	22	1,257
		7,074
Insurance — 1.0%
American Equity Investment Life Holding Co.	28	1,502
BRP Group, Inc., Class A *	30	688
James River Group Holdings Ltd.	31	479

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Kinsale Capital Group, Inc.	1	473
Palomar Holdings, Inc. *	34	1,721
RLI Corp.	21	2,890
Skyward Specialty Insurance Group, Inc. * (b)	23	618
		8,371
Interactive Media & Services — 0.7%
Cars.com, Inc. *	43	719
QuinStreet, Inc. *	68	609
Shutterstock, Inc.	41	1,560
Yelp, Inc. *	72	2,998
		5,886
IT Services — 0.7%
Information Services Group, Inc.	466	2,042
Perficient, Inc. *	20	1,133
Squarespace, Inc., Class A *	51	1,472
Unisys Corp. *	458	1,580
		6,227
Leisure Products — 0.4%
Acushnet Holdings Corp. (b)	58	3,093
Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp. *	14	74
Medpace Holdings, Inc. *	18	4,325
OmniAb, Inc. *	73	380
OmniAb, Inc. ‡ *	7	—
Quanterix Corp. *	25	688
		5,467
Machinery — 1.2%
Albany International Corp., Class A	4	348
Luxfer Holdings plc (United Kingdom)	20	261
Mueller Industries, Inc.	55	4,129
Terex Corp.	10	583
Watts Water Technologies, Inc., Class A	29	5,018
		10,339
Marine Transportation — 0.3%
Eagle Bulk Shipping, Inc. (b)	9	368
Matson, Inc.	24	2,150
Safe Bulkers, Inc. (Greece) (b)	102	330
		2,848
Media — 0.5%
Gray Television, Inc.	59	409
Integral Ad Science Holding Corp. *	55	661
John Wiley & Sons, Inc., Class A	30	1,103

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — continued
Magnite, Inc. *	78	587
Thryv Holdings, Inc. *	61	1,149
		3,909
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc.	12	3,185
Arch Resources, Inc. (b)	11	1,887
ATI, Inc. * (b)	13	523
Commercial Metals Co.	106	5,225
Constellium SE *	90	1,637
Olympic Steel, Inc.	5	305
Ryerson Holding Corp.	19	562
Schnitzer Steel Industries, Inc., Class A	17	466
SunCoke Energy, Inc.	32	326
		14,116
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Brightspire Capital, Inc.	50	313
Dynex Capital, Inc.	15	186
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	5	106
KKR Real Estate Finance Trust, Inc.	21	245
Ladder Capital Corp.	80	817
MFA Financial, Inc.	326	3,130
PennyMac Mortgage Investment Trust	62	769
		5,566
Multi-Utilities — 0.3%
Northwestern Energy Group, Inc.	19	913
Unitil Corp.	44	1,859
		2,772
Office REITs — 0.5%
Brandywine Realty Trust	238	1,081
COPT Defense Properties	55	1,326
Equity Commonwealth	17	307
Piedmont Office Realty Trust, Inc., Class A	95	536
SL Green Realty Corp. (b)	24	885
		4,135
Oil, Gas & Consumable Fuels — 4.1%
California Resources Corp.	24	1,333
Chord Energy Corp.	16	2,535
Civitas Resources, Inc. (b)	11	925
CNX Resources Corp. *	38	852
CONSOL Energy, Inc.	5	510
CVR Energy, Inc.	31	1,070
Delek US Holdings, Inc.	53	1,500
Dorian LPG Ltd.	33	949
Green Plains, Inc. *	35	1,068
Gulfport Energy Corp. *	4	452

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Magnolia Oil & Gas Corp., Class A	34	777
Matador Resources Co.	83	4,915
Murphy Oil Corp.	92	4,194
Northern Oil and Gas, Inc. (b)	12	500
Ovintiv, Inc.	63	2,984
PBF Energy, Inc., Class A	36	1,949
Peabody Energy Corp.	14	362
REX American Resources Corp. *	18	719
SM Energy Co.	133	5,295
Teekay Tankers Ltd., Class A (Canada)	32	1,320
		34,209
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	12	666
Passenger Airlines — 0.6%
Alaska Air Group, Inc. *	19	721
Blade Air Mobility, Inc. * (b)	219	567
Joby Aviation, Inc. * (b)	158	1,018
SkyWest, Inc. *	59	2,484
		4,790
Personal Care Products — 1.9%
BellRing Brands, Inc. *	19	774
Edgewell Personal Care Co.	74	2,724
elf Beauty, Inc. *	54	5,890
Herbalife Ltd. * (b)	156	2,189
Medifast, Inc. (b)	25	1,891
Oddity Tech Ltd., Class A (Israel) * (b)	24	673
USANA Health Sciences, Inc. *	33	1,954
		16,095
Pharmaceuticals — 1.1%
Aclaris Therapeutics, Inc. *	119	813
Amneal Pharmaceuticals, Inc. *	194	817
Arvinas, Inc. *	47	922
Axsome Therapeutics, Inc. * (b)	46	3,179
Esperion Therapeutics, Inc. * (b)	620	608
EyePoint Pharmaceuticals, Inc. * (b)	228	1,825
Longboard Pharmaceuticals, Inc. * (b)	202	1,124
NGM Biopharmaceuticals, Inc. *	352	377
		9,665
Professional Services — 2.2%
CACI International, Inc., Class A *	11	3,459
CBIZ, Inc. *	51	2,643
Heidrick & Struggles International, Inc.	36	909
KBR, Inc.	45	2,676
Kforce, Inc.	31	1,871

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — continued
TriNet Group, Inc. *	50	5,776
TrueBlue, Inc. *	79	1,155
		18,489
Real Estate Management & Development — 0.1%
Forestar Group, Inc. *	35	946
Residential REITs — 0.1%
UMH Properties, Inc.	42	594
Veris Residential, Inc.	29	470
		1,064
Retail REITs — 1.5%
Agree Realty Corp.	94	5,210
Kite Realty Group Trust	91	1,959
Phillips Edison & Co., Inc.	73	2,459
Retail Opportunity Investments Corp.	106	1,307
RPT Realty	29	301
SITE Centers Corp.	114	1,403
		12,639
Semiconductors & Semiconductor Equipment — 3.8%
ACM Research, Inc., Class A *	124	2,241
Ambarella, Inc. *	8	404
Axcelis Technologies, Inc. *	31	5,077
Cirrus Logic, Inc. *	11	780
Cohu, Inc. *	63	2,174
MACOM Technology Solutions Holdings, Inc. *	47	3,838
MaxLinear, Inc. *	23	519
Onto Innovation, Inc. *	11	1,396
PDF Solutions, Inc. *	22	725
Power Integrations, Inc.	23	1,791
Rambus, Inc. *	85	4,750
Semtech Corp. *	97	2,496
Silicon Laboratories, Inc. *	6	723
SMART Global Holdings, Inc. *	87	2,106
Ultra Clean Holdings, Inc. *	35	1,047
Veeco Instruments, Inc. *	60	1,676
		31,743
Software — 5.1%
Adeia, Inc.	104	1,112
Asana, Inc., Class A *	103	1,892
AvePoint, Inc. * (b)	500	3,361
BlackLine, Inc. *	37	2,055
Box, Inc., Class A *	161	3,900
Braze, Inc., Class A *	40	1,881
C3.ai, Inc., Class A * (b)	20	510
CommVault Systems, Inc. *	42	2,858
Envestnet, Inc. *	31	1,381

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
LiveRamp Holdings, Inc. *	120	3,454
MicroStrategy, Inc., Class A * (b)	1	367
Olo, Inc., Class A *	238	1,441
Q2 Holdings, Inc. *	28	906
Qualys, Inc. *	23	3,526
Rapid7, Inc. *	59	2,687
Riot Platforms, Inc. * (b)	148	1,380
Sprout Social, Inc., Class A * (b)	24	1,167
SPS Commerce, Inc. *	20	3,333
Workiva, Inc. *	41	4,135
Xperi, Inc. *	141	1,390
Zuora, Inc., Class A *	64	526
		43,262
Specialized REITs — 0.3%
National Storage Affiliates Trust	24	762
PotlatchDeltic Corp.	47	2,112
		2,874
Specialty Retail — 2.2%
Aaron's Co., Inc. (The)	57	595
Abercrombie & Fitch Co., Class A *	33	1,826
Asbury Automotive Group, Inc. *	11	2,577
Boot Barn Holdings, Inc. *	39	3,148
Group 1 Automotive, Inc.	4	1,019
Lithia Motors, Inc., Class A	3	997
ODP Corp. (The) *	52	2,407
Signet Jewelers Ltd.	47	3,389
Upbound Group, Inc.	101	2,977
		18,935
Technology Hardware, Storage & Peripherals — 0.8%
Avid Technology, Inc. *	80	2,141
Super Micro Computer, Inc. *	16	4,465
		6,606
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc. *	53	4,719
Steven Madden Ltd.	45	1,413
		6,132
Trading Companies & Distributors — 4.2%
Beacon Roofing Supply, Inc. *	86	6,625
BlueLinx Holdings, Inc. *	14	1,173
Boise Cascade Co.	19	1,985
GMS, Inc. *	86	5,474
Herc Holdings, Inc.	17	2,053
MRC Global, Inc. *	169	1,726
NOW, Inc. *	336	3,984
Rush Enterprises, Inc., Class A	102	4,171

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — continued
Titan Machinery, Inc. *	29	774
Veritiv Corp.	15	2,591
WESCO International, Inc.	35	4,996
		35,552
Water Utilities — 0.3%
American States Water Co.	27	2,146
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	42	500
Total Common Stocks (Cost $768,535)		824,842
Short-Term Investments — 6.0%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (c) (d) (Cost $18,992)	18,987	18,993
Investment of Cash Collateral from Securities Loaned — 3.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (c) (d)	28,585	28,591
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d)	3,722	3,722
Total Investment of Cash Collateral from Securities Loaned (Cost $32,313)		32,313
Total Short-Term Investments (Cost $51,305)		51,306
Total Investments — 103.6% (Cost $819,840)		876,148
Liabilities in Excess of Other Assets — (3.6)%		(30,789)
NET ASSETS — 100.0%		845,359

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $31,016.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2023.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	216	12/15/2023	USD	19,416	(70)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$2,936	$—	$—	$2,936
Air Freight & Logistics	5,181	—	—	5,181
Automobile Components	9,571	—	—	9,571
Banks	68,297	—	—	68,297
Beverages	3,434	—	—	3,434
Biotechnology	62,581	—	— (a)	62,581
Building Products	8,694	—	—	8,694
Capital Markets	18,610	—	—	18,610

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Chemicals	$14,470	$—	$—	$14,470
Commercial Services & Supplies	17,797	—	—	17,797
Communications Equipment	4,886	—	—	4,886
Construction & Engineering	29,032	—	—	29,032
Construction Materials	352	—	—	352
Consumer Finance	9,069	—	—	9,069
Consumer Staples Distribution & Retail	9,500	—	—	9,500
Containers & Packaging	1,987	—	—	1,987
Diversified Consumer Services	1,819	—	—	1,819
Diversified REITs	2,182	—	—	2,182
Diversified Telecommunication Services	5,168	—	—	5,168
Electric Utilities	6,821	—	—	6,821
Electrical Equipment	14,347	—	—	14,347
Electronic Equipment, Instruments & Components	14,552	—	—	14,552
Energy Equipment & Services	21,438	—	—	21,438
Entertainment	970	—	—	970
Financial Services	30,169	—	—	30,169
Food Products	7,777	—	—	7,777
Gas Utilities	5,705	—	—	5,705
Ground Transportation	4,712	—	—	4,712
Health Care Equipment & Supplies	25,286	—	—	25,286
Health Care Providers & Services	21,095	—	—	21,095
Health Care REITs	4,741	—	—	4,741
Health Care Technology	5,275	—	—	5,275
Hotel & Resort REITs	8,827	—	—	8,827
Hotels, Restaurants & Leisure	23,905	—	—	23,905
Household Durables	21,018	—	—	21,018
Household Products	3,999	—	—	3,999
Independent Power and Renewable Electricity Producers	2,523	—	—	2,523
Industrial REITs	7,074	—	—	7,074
Insurance	8,371	—	—	8,371
Interactive Media & Services	5,886	—	—	5,886
IT Services	6,227	—	—	6,227
Leisure Products	3,093	—	—	3,093
Life Sciences Tools & Services	5,467	—	— (a)	5,467
Machinery	10,339	—	—	10,339
Marine Transportation	2,848	—	—	2,848
Media	3,909	—	—	3,909
Metals & Mining	14,116	—	—	14,116
Mortgage Real Estate Investment Trusts (REITs)	5,566	—	—	5,566
Multi-Utilities	2,772	—	—	2,772
Office REITs	4,135	—	—	4,135
Oil, Gas & Consumable Fuels	34,209	—	—	34,209
Paper & Forest Products	666	—	—	666
Passenger Airlines	4,790	—	—	4,790
Personal Care Products	16,095	—	—	16,095
Pharmaceuticals	9,665	—	—	9,665

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Professional Services	$18,489	$—	$—	$18,489
Real Estate Management & Development	946	—	—	946
Residential REITs	1,064	—	—	1,064
Retail REITs	12,639	—	—	12,639
Semiconductors & Semiconductor Equipment	31,743	—	—	31,743
Software	43,262	—	—	43,262
Specialized REITs	2,874	—	—	2,874
Specialty Retail	18,935	—	—	18,935
Technology Hardware, Storage & Peripherals	6,606	—	—	6,606
Textiles, Apparel & Luxury Goods	6,132	—	—	6,132
Trading Companies & Distributors	35,552	—	—	35,552
Water Utilities	2,146	—	—	2,146
Wireless Telecommunication Services	500	—	—	500
Total Common Stocks	824,842	—	— (a)	824,842
Short-Term Investments
Investment Companies	18,993	—	—	18,993
Investment of Cash Collateral from Securities Loaned	32,313	—	—	32,313
Total Short-Term Investments	51,306	—	—	51,306
Total Investments in Securities	$876,148	$—	$— (a)	$876,148
Depreciation in Other Financial Instruments
Futures Contracts	$(70)	$—	$—	$(70)

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$14,703	$76,310	$72,022	$2	$— (c)	$18,993	18,987	$196	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	26,588	46,000	44,000	3	— (c)	28,591	28,585	396	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	6,219	22,262	24,759	—	—	3,722	3,722	59	—
Total	$47,510	$144,572	$140,781	$5	$— (c)	$51,306		$651	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	Amount rounds to less than one thousand.